Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                               September 12, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisors Disciplined Trust 287
                       (File No. 333-153094) (CIK 1437291)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 10, 2008.

                                Very truly yours,

                                Advisors Disciplined Trust 287

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President